Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Equity [Abstract]
Equity

3. Equity

2024 Forward Stock Split

On April 5, 2024, the Company effected a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1. As a result of the 2024 Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the Forward Stock Spilt are split into ten shares of common stock and the total number of issued and outstanding shares of common stock increases from 29,156,393 shares to 291,563,930 shares. The 2024 Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of its Series C Convertible Preferred Stock will be proportionately adjusted. The 2024 Forward Stock Split has been retrospectively applied to the financial statements for the fiscal years ended March 31, 2024 and the three and nine months ended December 31, 2023.

Preferred Stock

On October 4, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to increase the Company’s authorized shares of Series B preferred stock, par value $0.0001 per share (the “Series B Shares”), from 2,000,000 shares to 10,000,000 shares, which became effective as of October 7, 2024. Each Series B Share has a voting right equal to 100 shares of common stock of the Company, and Series B Share is not convertible into common stock, is not entitled to any dividend, and does not have redemption rights. The foregoing amendment was approved by the Board, in accordance with the Company’s Articles of Incorporation, as amended, and the Florida Business Corporation Act.

On October 9, 2024, the Company entered into a securities subscription agreement (the “Securities Subscription Agreement”) with Huihe Zheng, the Company’s Chief Executive Officer, President, and Chairman of the Board. Pursuant to the Securities Subscription Agreement, the Company issued 6,000,000 Series B Shares to Mr. Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

The Company’s authorized capital stock consists of 700,000,000 shares of common stock, par value $0.0001 per share, and 30,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2024, there were 291,563,930 shares of common stock, 6,013,500 shares of Series B Preferred Stock and 531,886 shares of Series C Preferred Stock issued and outstanding.

YeeTah is a licensed insurance broker company in Hong Kong and subject to certain Hong Kong insurance broker requirements regarding its share capital and net assets. As per the requirements, a licensed insurance broker company must at all times maintain a paid-up share capital of not less than US$64,103 (HK$500,000) and net assets of not less than US$64,103 (HK$500,000), subject to the phase-in transitional arrangements applicable to specified insurance broker companies, including YeeTah, pursuant to which, YeeTah is required to maintain the amount of paid-up share capital and net assets of (i) not less than US$12,821 (HK$100,000) for the period from September 23, 2019 to December 31, 2021 and (ii) not less than US$38,462 (HK$300,000) for the period from January 1, 2022 to December 31, 2023. YeeTah was in compliance with the applicable minimum paid-up share capital and net assets requirements as of December 31, 2024.

3. Equity

Forward Stock Split

On April 5, 2024, the Company effected a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1 (the “Forward Stock Split”). As a result of the Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the Forward Stock Spilt are split into ten shares of common stock and the total number of issued and outstanding shares of common stock increases from 29,156,393 shares to 291,563,930 shares. The Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock will be proportionately adjusted. The Forward Stock Split has been retrospectively applied to the financial statements for the fiscal years ended March 31, 2024 and 2023.

YeeTah is a licensed insurance broker company in Hong Kong and subject to certain Hong Kong insurance broker requirements regarding its share capital and net assets. As per the requirements, a licensed insurance broker company must at all times maintain a paid-up share capital of not less than US$64,103 (HK$500,000) and net assets of not less than US$64,103 (HK$500,000), subject to the phase-in transitional arrangements applicable to specified insurance broker companies, including YeeTah, pursuant to which, YeeTah is required to maintain the amount of paid-up share capital and net assets of (i) not less than US$12,821 (HK$100,000) for the period from September 23, 2019 to December 31, 2021 and (ii) not less than US$38,462 (HK$300,000) for the period from January 1, 2022 to December 31, 2023. YeeTah was in compliance with the applicable minimum paid-up share capital and net assets requirements as of March 31, 2024.

Common Stock

In March, 2023, the Company consummated a closing of a public offering of its common stock, par value $0.0001 per share (the “2023 Offering”), in which the Company issued and sold an aggregate of 289,104,000 shares of its common stock at a price of $0.081 per share to certain investors, generating gross proceeds to the Company of $2,339,937. Share offering costs of $90,478 were offset against the share capital in relation to the 2023 Offering.

In March, 2023, the Company also granted 36,000 shares to certain executives and directors of the Company for their services rendered. The fair value of the shares granted is $36,000 determined by using the trading price on the grant date and the amount is recognized as shared-based payment expense for the year ended March 31, 2023.

There were no treasury stock transactions during the years ended March 31, 2024 and 2023.

Additional paid-in-capital

During the year ended March 31, 2022, Mr. Zheng, the Company’s principal shareholder, Chairman and Chief Executive Officer, forgave $25,641 related party balance due from YeeTah, which is treated as a capital transaction.

On July 22, 2022, Huihe Zheng invested additional share capital of $150,000 (HKD$1,170,000) into Company’s subsidiary, YeeTah. The additional contribution was recorded into additional paid-in-capital.